BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Current	$ 2,643	$ 4,442
Non-recourse borrowings	42,032	36,462
Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Current	2,643	4,442
Non-recourse borrowings	42,032	36,462
Total	$ 44,675	$ 40,904